FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows at December 31:

	2023	2022	2021

Financial assets, measured at amortized cost:
Cash and cash equivalents	$3,019,069	$9,229,845	$14,941,775
Short-term investments	$-	$-	$6,366,828
Accounts receivable, measured at amortized cost:
Accounts receivable	$-	$62,842	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(2,301,457)	$(3,362,430)	$(1,791,222)
Covid-19 government support loans	$(30,200)	$(29,520)	$(31,660)
Contract liabilities	$-	$(274,192)	$-
Fair value through profit or loss (FVTPL):
Derivative warrant liability	$(1,002,264)	$-	$-